Note 19 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 19 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value [Line Items]
Contingent consideration liability	$ 8,740	$ 13,000
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Note 19 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value [Line Items]
Interest rate swap asset	148
Interest rate swap liability	5,344
Fair Value, Inputs, Level 3 [Member]
Note 19 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value [Line Items]
Contingent consideration liability	8,740
Interest Rate Swap [Member]
Note 19 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value [Line Items]
Interest rate swap asset	148
Interest rate swap liability	$ 5,344